Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	£ (1,387)	£ (363)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,676	3,783
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,493)	(1,207)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,064)	(2,895)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(702)	(240)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ 196	£ 196